Accounts Payable and Accrued Expenses (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of accounts payable and accrued expenses
	December 31, 2021	December 31, 2020
Trade accounts payable	$1,465,860	$325,830
Accrued expenses	8,215	21,555
Accrued compensation expenses	122,072	130,718
Total accounts payable and accrued expenses	$1,596,147	$478,103